CONSOLIDATED STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Of Operation [Line Items]
NET SALES	R$ 68,916,447	R$ 82,412,210	R$ 78,345,081
Cost of sales	(57,583,992)	(63,661,156)	(57,527,721)
GROSS PROFIT	11,332,455	18,751,054	20,817,360
Selling expenses	(716,195)	(733,026)	(715,830)
General and administrative expenses	(1,491,441)	(1,454,592)	(1,390,121)
Other operating income	1,033,506	246,313	979,760
Other operating expenses	(522,476)	(210,042)	(460,029)
Eletrobras compulsory loan recovery			1,391,280
Results in operations with subsidiary and joint ventures			(162,913)
Impairment of financial assets	(10,728)	(81)	357
Equity in earnings of unconsolidated companies	827,606	1,151,827	563,158
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	10,452,727	17,751,453	21,023,022
Financial income	903,019	606,362	249,024
Financial expenses	(1,396,789)	(1,563,158)	(1,433,087)
Bonds repurchase expenses			(264,687)
Exchange variations, net	(850,375)	(974,709)	(108,373)
Tax credits monetary update	253,002		788,741
(Losses) Gains on financial instruments, net	(14,979)	39,079	17,928
INCOME BEFORE TAXES	9,346,605	15,859,027	20,272,568
Current	(1,810,459)	(3,709,414)	(4,306,223)
Deferred	837	(670,061)	(407,407)
Income and social contribution taxes	(1,809,622)	(4,379,475)	(4,713,630)
NET INCOME	7,536,983	11,479,552	15,558,938
ATTRIBUTABLE TO:
Owners of the parent	7,501,565	11,425,512	15,494,111
Non-controlling interests	35,418	54,040	64,827
NET INCOME	7,536,983	11,479,552	15,558,938
Preferred shares
ATTRIBUTABLE TO:
Owners of the parent	R$ 4,925,549	R$ 7,503,473	R$ 10,296,100
EARNINGS PER SHARE
Basic earnings per share - (R$)	R$ 4.29	R$ 6.53	R$ 9.09
Diluted earnings per share - (R$)	R$ 4.26	R$ 6.50	R$ 9.04
Common shares
ATTRIBUTABLE TO:
Owners of the parent	R$ 2,576,016	R$ 3,922,039	R$ 5,198,011
EARNINGS PER SHARE
Basic earnings per share - (R$)	R$ 4.29	R$ 6.53	R$ 9.09
Diluted earnings per share - (R$)	R$ 4.26	R$ 6.50	R$ 9.04